Cash and cash equivalents - Statements of cash flow (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents	₺ 91,828,282	₺ 90,229,753
Interest accrual of cash and cash equivalents	(60,510)	(366,852)
Total	₺ 91,767,772	₺ 89,862,901	₺ 101,718,644	₺ 80,774,531